Distribution Date:	03/15/24	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32
Determination Date:	03/11/24
Next Distribution Date:	04/17/24
Record Date:	02/29/24	Commercial Mortgage Pass-Through Certificates
Series 2016 C32

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.

Certificate Factor Detail	3		Leland F. Bunch, III	(646) 855-3953

Certificate Interest Reconciliation Detail	4		Bank of America Tower, One Bryant Park | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		askmidlandls.com	(913) 253-9000
Mortgage Loan Detail (Part 1)	13-14		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States

Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Modified Loan Detail	23	Trustee	Wilmington Trust, National Association

Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
		Directing Certificateholder	Eightfold Real Estate Capital, L.P.
Interest Shortfall Detail - Collateral Level	26
			-
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61691GAN0	1.968000%	36,900,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61691GAP5	3.297000%	6,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61691GAQ3	3.514000%	58,600,000.00	35,078,562.02	1,010,054.87	102,721.72	0.00	0.00	1,112,776.59	34,068,507.15	32.82%	30.00%
A-3	61691GAR1	3.459000%	190,000,000.00	180,194,840.17	0.00	519,411.63	0.00	0.00	519,411.63	180,194,840.17	32.82%	30.00%
A-4	61691GAS9	3.720000%	342,567,000.00	342,567,000.00	0.00	1,061,957.70	0.00	0.00	1,061,957.70	342,567,000.00	32.82%	30.00%
A-S	61691GAV2	3.994000%	65,754,000.00	65,754,000.00	0.00	218,851.23	0.00	0.00	218,851.23	65,754,000.00	24.89%	22.75%
B	61691GAW0	4.095000%	44,214,000.00	44,214,000.00	0.00	150,880.27	0.00	0.00	150,880.27	44,214,000.00	19.56%	17.88%
C	61691GAX8	4.269899%	43,080,000.00	43,080,000.00	0.00	153,289.37	0.00	0.00	153,289.37	43,080,000.00	14.36%	13.13%
D	61691GAC4	3.396000%	48,749,000.00	48,749,000.00	0.00	137,959.67	0.00	0.00	137,959.67	48,749,000.00	8.48%	7.75%
E	61691GAE0	4.269899%	23,807,000.00	23,807,000.00	0.00	84,711.24	0.00	0.00	84,711.24	23,807,000.00	5.61%	5.13%
F	61691GAG5	4.269899%	10,203,000.00	10,203,000.00	0.00	36,304.82	0.00	0.00	36,304.82	10,203,000.00	4.38%	4.00%
G*	61691GAJ9	4.269899%	36,278,869.00	36,278,869.00	0.00	127,361.98	0.00	0.00	127,361.98	36,278,869.00	0.00%	0.00%
R	61691GAL4	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			906,952,869.01	829,926,271.19	1,010,054.87	2,593,449.63	0.00	0.00	3,603,504.50	828,916,216.32

X-A	61691GAT7	0.647162%	634,867,000.00	557,840,402.19	0.00	300,844.08	0.00	0.00	300,844.08	556,830,347.32
X-B	61691GAU4	0.235291%	109,968,000.00	109,968,000.00	0.00	21,562.04	0.00	0.00	21,562.04	109,968,000.00
X-D	61691GAA8	0.873899%	48,749,000.00	48,749,000.00	0.00	35,501.42	0.00	0.00	35,501.42	48,749,000.00
Notional SubTotal			793,584,000.00	716,557,402.19	0.00	357,907.54	0.00	0.00	357,907.54	715,547,347.32

Deal Distribution Total					1,010,054.87	2,951,357.17	0.00	0.00	3,961,412.04

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61691GAN0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61691GAP5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61691GAQ3	598.61027338	17.23643123	1.75293038	0.00000000	0.00000000	0.00000000	0.00000000	18.98936160	581.37384215
A-3	61691GAR1	948.39389563	0.00000000	2.73374542	0.00000000	0.00000000	0.00000000	0.00000000	2.73374542	948.39389563
A-4	61691GAS9	1,000.00000000	0.00000000	3.10000000	0.00000000	0.00000000	0.00000000	0.00000000	3.10000000	1,000.00000000
A-S	61691GAV2	1,000.00000000	0.00000000	3.32833333	0.00000000	0.00000000	0.00000000	0.00000000	3.32833333	1,000.00000000
B	61691GAW0	1,000.00000000	0.00000000	3.41249989	0.00000000	0.00000000	0.00000000	0.00000000	3.41249989	1,000.00000000
C	61691GAX8	1,000.00000000	0.00000000	3.55824907	0.00000000	0.00000000	0.00000000	0.00000000	3.55824907	1,000.00000000
D	61691GAC4	1,000.00000000	0.00000000	2.83000000	0.00000000	0.00000000	0.00000000	0.00000000	2.83000000	1,000.00000000
E	61691GAE0	1,000.00000000	0.00000000	3.55824925	0.00000000	0.00000000	0.00000000	0.00000000	3.55824925	1,000.00000000
F	61691GAG5	1,000.00000000	0.00000000	3.55824953	0.00000000	0.00000000	0.00000000	0.00000000	3.55824953	1,000.00000000
G	61691GAJ9	1,000.00000000	0.00000000	3.51063811	0.04761091	5.10504283	0.00000000	0.00000000	3.51063811	1,000.00000000
R	61691GAL4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61691GAT7	878.67285934	0.00000000	0.47386946	0.00000000	0.00000000	0.00000000	0.00000000	0.47386946	877.08188852
X-B	61691GAU4	1,000.00000000	0.00000000	0.19607559	0.00000000	0.00000000	0.00000000	0.00000000	0.19607559	1,000.00000000
X-D	61691GAA8	1,000.00000000	0.00000000	0.72824919	0.00000000	0.00000000	0.00000000	0.00000000	0.72824919	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	02/01/24 - 02/29/24	30	0.00	102,721.72	0.00	102,721.72	0.00	0.00	0.00	102,721.72	0.00
A-3	02/01/24 - 02/29/24	30	0.00	519,411.63	0.00	519,411.63	0.00	0.00	0.00	519,411.63	0.00
A-4	02/01/24 - 02/29/24	30	0.00	1,061,957.70	0.00	1,061,957.70	0.00	0.00	0.00	1,061,957.70	0.00
X-A	02/01/24 - 02/29/24	30	0.00	300,844.08	0.00	300,844.08	0.00	0.00	0.00	300,844.08	0.00
X-B	02/01/24 - 02/29/24	30	0.00	21,562.04	0.00	21,562.04	0.00	0.00	0.00	21,562.04	0.00
A-S	02/01/24 - 02/29/24	30	0.00	218,851.23	0.00	218,851.23	0.00	0.00	0.00	218,851.23	0.00
B	02/01/24 - 02/29/24	30	0.00	150,880.27	0.00	150,880.27	0.00	0.00	0.00	150,880.27	0.00
C	02/01/24 - 02/29/24	30	0.00	153,289.37	0.00	153,289.37	0.00	0.00	0.00	153,289.37	0.00
X-D	02/01/24 - 02/29/24	30	0.00	35,501.42	0.00	35,501.42	0.00	0.00	0.00	35,501.42	0.00
D	02/01/24 - 02/29/24	30	0.00	137,959.67	0.00	137,959.67	0.00	0.00	0.00	137,959.67	0.00
E	02/01/24 - 02/29/24	30	0.00	84,711.24	0.00	84,711.24	0.00	0.00	0.00	84,711.24	0.00
F	02/01/24 - 02/29/24	30	0.00	36,304.82	0.00	36,304.82	0.00	0.00	0.00	36,304.82	0.00
G	02/01/24 - 02/29/24	30	182,827.36	129,089.25	0.00	129,089.25	1,727.27	0.00	0.00	127,361.98	185,205.18
Totals			182,827.36	2,953,084.44	0.00	2,953,084.44	1,727.27	0.00	0.00	2,951,357.17	185,205.18

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,961,412.04
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,867,089.63	Master Servicing Fee	6,287.36
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,135.81
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	334.28
ARD Interest	0.00	Operating Advisor Fee	1,133.86
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	367.70
Extension Interest	0.00
Interest Reserve Withdrawal	98,543.83
Total Interest Collected	2,965,633.46	Total Fees	12,549.02

Principal		Expenses/Reimbursements
Scheduled Principal	1,010,054.87	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,727.27
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,010,054.87	Total Expenses/Reimbursements	1,727.27

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,951,357.17
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,010,054.87
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,961,412.04
Total Funds Collected	3,975,688.33	Total Funds Distributed	3,975,688.33

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	829,926,271.34	829,926,271.34	Beginning Certificate Balance	829,926,271.19
(-) Scheduled Principal Collections	1,010,054.87	1,010,054.87	(-) Principal Distributions	1,010,054.87
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	828,916,216.47	828,916,216.47	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	829,934,036.03	829,934,036.03	Ending Certificate Balance	828,916,216.32
Ending Actual Collateral Balance	828,916,216.51	828,916,216.51

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.15)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.15)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.27%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	30,350,456.74	3.66%	28	4.6365	NAP	Defeased	4	30,350,456.74	3.66%	28	4.6365	NAP
5,000,000 or Less	16	58,246,578.70	7.03%	32	4.6062	2.144136	1.30 or Less	7	77,552,517.64	9.36%	33	4.6499	1.100938
5,000,001 - 10,000,000	10	74,855,062.53	9.03%	32	4.4889	1.990335	1.31 - 1.40	1	13,500,158.87	1.63%	30	4.1710	1.324800
10,000,001 - 15,000,000	4	48,622,063.58	5.87%	31	4.3995	1.182029	1.41 - 1.50	4	81,120,181.91	9.79%	32	4.3014	1.438627
15,000,001 - 25,000,000	10	204,660,129.81	24.69%	33	4.7112	1.640836	1.51 - 1.60	5	40,892,440.49	4.93%	32	4.5489	1.567480
25,000,001 - 50,000,000	7	252,181,925.11	30.42%	32	4.2319	2.605333	1.61 - 1.70	5	52,349,922.53	6.32%	33	4.6169	1.654631
50,000,001 or Greater	3	160,000,000.00	19.30%	32	3.5260	3.528869	1.71 - 1.80	6	103,480,931.45	12.48%	33	4.9283	1.757369
Totals	54	828,916,216.47	100.00%	32	4.2881	2.333262	1.81 - 2.50	11	137,389,480.48	16.57%	32	4.3049	2.114374
							2.51 - 3.00	3	65,030,126.36	7.85%	32	3.8686	2.905111
							3.01 or Greater	8	227,250,000.00	27.42%	32	3.8162	3.770503
							Totals	54	828,916,216.47	100.00%	32	4.2881	2.333262
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	6	30,350,456.74	3.66%	28	4.6365	NAP	Totals	74	828,916,216.47	100.00%	32	4.2881	2.333262
Alabama	1	7,534,984.65	0.91%	32	4.4510	1.651300
									Property Type³
Arizona	1	2,545,082.09	0.31%	34	4.6800	1.294900
California	11	154,784,285.67	18.67%	33	4.2643	2.583867		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Colorado	1	6,110,549.49	0.74%	32	4.7300	2.445100		Properties	Balance	Agg. Bal.			DSCR¹
Florida	6	47,598,932.24	5.74%	33	5.2382	1.864727	Defeased	6	30,350,456.74	3.66%	28	4.6365	NAP
Georgia	2	57,746,284.77	6.97%	32	3.7818	2.912468	Industrial	6	75,282,953.02	9.08%	32	4.4240	2.750036
Hawaii	2	63,000,000.00	7.60%	32	4.1995	3.809000	Lodging	3	84,585,154.85	10.20%	32	4.6615	3.292090
Illinois	4	20,132,465.06	2.43%	34	4.7782	1.231394	Mixed Use	3	47,119,455.08	5.68%	33	4.8238	1.647241
Maryland	2	46,094,178.45	5.56%	33	4.7335	1.699661	Mobile Home Park	1	6,925,198.90	0.84%	32	4.5180	2.575800
Michigan	4	19,791,976.51	2.39%	31	4.3435	1.705429	Multi-Family	13	83,116,361.41	10.03%	31	4.2891	1.598095
Minnesota	1	16,736,989.97	2.02%	33	4.5600	1.645600	Office	4	140,873,340.07	16.99%	32	4.0092	2.845233
Missouri	1	4,758,841.59	0.57%	34	4.6800	1.295000	Retail	35	341,522,153.38	41.20%	32	4.1815	2.091745
New Mexico	1	4,310,683.92	0.52%	34	4.6800	1.295000	Self Storage	3	19,141,143.01	2.31%	33	4.1012	3.125638
New York	3	73,952,380.13	8.92%	32	3.8932	2.875757	Totals	74	828,916,216.47	100.00%	32	4.2881	2.333262
North Carolina	1	3,259,255.86	0.39%	33	4.5300	1.684100
Ohio	4	34,780,718.67	4.20%	31	4.7862	1.779077
Oklahoma	2	9,167,096.02	1.11%	30	3.9600	1.400800
Pennsylvania	3	34,451,460.84	4.16%	32	4.3650	1.977784
South Carolina	2	8,437,463.32	1.02%	33	4.9488	1.969665
Tennessee	4	81,188,374.31	9.79%	32	4.3564	1.607179
Texas	5	24,945,379.32	3.01%	33	4.4593	0.839946
Utah	1	6,246,888.28	0.75%	33	4.8300	1.569600
Virginia	3	57,491,329.71	6.94%	32	3.1135	3.971556
Washington	3	13,500,158.87	1.63%	30	4.1710	1.324800

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	30,350,456.74	3.66%	28	4.6365	NAP	Defeased	4	30,350,456.74	3.66%	28	4.6365	NAP
	4.5000 or Less	24	500,616,414.21	60.39%	32	3.9440	2.770893	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5001 - 5.0000	21	261,233,685.97	31.52%	33	4.7203	1.674921	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001 - 5.5000	4	15,130,504.70	1.83%	33	5.0602	1.692162	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5001 or Greater	1	21,585,154.85	2.60%	33	6.0100	1.783400	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	54	828,916,216.47	100.00%	32	4.2881	2.333262	49 months or greater	50	798,565,759.73	96.34%	32	4.2749	2.365239
								Totals	54	828,916,216.47	100.00%	32	4.2881	2.333262
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	30,350,456.74	3.66%	28	4.6365	NAP	Defeased	4	30,350,456.74	3.66%	28	4.6365	NAP
	60 Months or Less	50	798,565,759.73	96.34%	32	4.2749	2.365239	Interest Only	9	282,250,000.00	34.05%	32	3.7998	3.609975
	61 - 120 Months	0	0.00	0.00%	0	0.0000	0.000000	180 Months or Less	1	2,001,322.48	0.24%	32	5.1400	1.656300
	121 Months or Greater	0	0.00	0.00%	0	0.0000	0.000000	181 - 300 Months	40	514,314,437.25	62.05%	32	4.5323	1.684900
	Totals	54	828,916,216.47	100.00%	32	4.2881	2.333262	301 Months or Greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	54	828,916,216.47	100.00%	32	4.2881	2.333262
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		2	36,201,574.71	4.37%	32	4.1926	4.112852			No outstanding loans in this group
	Totals	54	828,916,216.47	100.00%	32	4.2881	2.333262

(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	306931008	LO	Honolulu	HI	Actual/360	4.199%	106,562.31	0.00	0.00	N/A	11/01/26	--	31,500,000.00	31,500,000.00	03/01/24
2	453011433	OF	Atlanta	GA	Actual/360	3.732%	165,348.33	0.00	0.00	N/A	11/05/26	--	55,000,000.00	55,000,000.00	03/05/24
3	453011434	RT	Memphis	TN	Actual/360	4.146%	157,024.76	0.00	0.00	N/A	11/01/26	--	47,015,747.08	47,015,747.08	03/01/24
4	300801560	OF	Palo Alto	CA	Actual/360	3.840%	163,946.67	0.00	0.00	N/A	12/01/26	--	53,000,000.00	53,000,000.00	03/01/24
5	300801515	RT	Woodbridge	VA	Actual/360	2.988%	125,172.92	0.00	0.00	N/A	11/01/26	--	52,000,000.00	52,000,000.00	03/01/24
6	300801551	IN	Various	Various	Actual/360	4.158%	142,353.75	0.00	0.00	N/A	11/01/26	--	42,500,000.00	42,500,000.00	03/01/24
7	1648062	RT	Big Flats	NY	Actual/360	3.650%	113,535.58	70,820.62	0.00	N/A	11/01/26	--	38,613,897.22	38,543,076.60	03/01/24
8	695100730	MU	Sebastopol	CA	Actual/360	4.765%	131,852.17	64,104.77	0.00	N/A	12/06/26	--	34,350,169.89	34,286,065.12	03/06/24
9	307101009	RT	Spring Hill	TN	Actual/360	4.730%	102,438.25	47,683.39	0.00	N/A	11/01/26	--	26,884,719.70	26,837,036.31	03/01/24
10	300801521	MF	Rialto	CA	Actual/360	4.269%	82,566.78	54,257.01	0.00	N/A	11/06/26	--	24,008,969.93	23,954,712.92	03/06/24
11	307101011	OF	Westlake	OH	Actual/360	4.716%	84,533.34	68,870.81	0.00	N/A	11/01/26	--	22,251,470.79	22,182,599.98	03/01/24
12	695100729	IN	Gaithersburg	MD	Actual/360	4.786%	89,908.49	43,403.56	0.00	N/A	12/06/26	--	23,320,212.44	23,276,808.88	03/06/24
13	1648130	RT	Lanham	MD	Actual/360	4.680%	86,174.54	40,597.37	0.00	N/A	12/01/26	--	22,857,966.94	22,817,369.57	03/01/24
14	695100719	RT	Various	Various	Actual/360	4.680%	80,769.49	46,100.74	0.00	N/A	01/06/27	--	21,424,267.15	21,378,166.41	03/06/24
15	1648012	LO	Tampa	FL	Actual/360	6.010%	104,692.66	39,353.80	0.00	N/A	12/01/26	--	21,624,508.65	21,585,154.85	03/01/24
16	300801543	RT	Lancaster	PA	Actual/360	4.381%	70,551.27	41,867.55	0.00	N/A	11/01/26	--	19,991,072.12	19,949,204.57	03/01/24
17	695100722	RT	Various	Various	Actual/360	4.680%	67,036.14	38,262.16	0.00	N/A	01/06/27	--	17,781,469.62	17,743,207.46	03/06/24
18	307101018	IN	Norton	MA	Actual/360	4.520%	66,712.96	29,783.17	0.00	N/A	05/06/26	--	18,322,143.04	18,292,359.87	03/01/24
19	1648136	RT	Roseville	MN	Actual/360	4.560%	61,591.68	30,254.51	0.00	N/A	12/01/26	--	16,767,244.48	16,736,989.97	03/01/24
20	1647947	RT	Livonia	MI	Actual/360	4.163%	50,539.60	34,660.91	0.00	N/A	10/01/26	--	15,070,576.11	15,035,915.20	03/01/24
21	300801509	MF	Seattle	WA	Actual/360	4.171%	45,453.05	27,645.86	0.00	N/A	09/01/26	--	13,527,804.73	13,500,158.87	03/01/24
22	307101022	RT	New Port Richey	FL	Actual/360	4.470%	44,968.56	24,329.56	0.00	N/A	11/01/26	--	12,488,377.14	12,464,047.58	03/01/24
23	307101023	MF	Galveston	TX	Actual/360	4.220%	40,759.20	22,842.33	0.00	N/A	10/01/26	--	11,989,959.37	11,967,117.04	03/01/24
24	695100728	OF	Laguna Hills	CA	Actual/360	4.807%	41,485.23	22,575.57	0.00	N/A	12/06/26	--	10,713,315.66	10,690,740.09	03/06/24
25	1647852	MF	Stillwater	OK	Actual/360	3.960%	29,312.46	21,762.09	0.00	N/A	09/01/26	--	9,188,858.11	9,167,096.02	03/01/24
26	695100727	IN	Indianapolis	IN	Actual/360	4.765%	33,001.21	18,208.87	0.00	N/A	09/06/26	--	8,597,485.55	8,579,276.68	03/06/24
27	307101027	RT	Various	Various	Actual/360	4.780%	35,016.39	14,188.58	0.00	N/A	12/01/26	--	9,093,853.69	9,079,665.11	03/01/24
28	307101028	MU	Elmhurst	IL	Actual/360	4.920%	32,707.85	14,635.08	0.00	N/A	12/01/26	--	8,252,612.35	8,237,977.27	03/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
29	300801557	SS	San Carlos	CA	Actual/360	4.024%	28,363.61	0.00	0.00	N/A	12/01/26	--	8,750,000.00	8,750,000.00	03/01/24
30	307101030	MF	State College	PA	Actual/360	4.520%	27,042.26	15,365.25	0.00	N/A	10/01/26	--	7,426,925.05	7,411,559.80	03/01/24
31	300801545	RT	Guntersville	AL	Actual/360	4.451%	27,069.76	14,743.81	0.00	N/A	11/01/26	--	7,549,728.46	7,534,984.65	03/01/24
32	695100713	MH	LaBelle	FL	Actual/360	4.518%	25,254.64	13,842.53	0.00	N/A	11/06/26	--	6,939,041.43	6,925,198.90	03/06/24
34	307101034	IN	West Valley City	UT	Actual/360	4.830%	24,356.78	13,154.94	0.00	N/A	12/01/26	--	6,260,043.22	6,246,888.28	03/01/24
35	307101035	RT	Aurora	CO	Actual/360	4.730%	23,332.80	13,098.18	0.00	N/A	11/01/26	--	6,123,647.67	6,110,549.49	03/01/24
36	307101036	RT	Various	FL	Actual/360	5.020%	15,843.06	8,046.12	0.00	N/A	12/01/26	--	3,917,777.76	3,909,731.64	03/01/24
37	307101037	Various Various		FL	Actual/360	5.020%	6,922.42	3,515.65	0.00	N/A	10/01/26	--	1,711,821.35	1,708,305.70	03/01/24
38	300801550	SS	Oakland	CA	Actual/360	4.298%	18,696.83	9,009.39	0.00	N/A	12/01/26	--	5,400,152.40	5,391,143.01	03/01/24
39	307101039	MF	Columbus	OH	Actual/360	4.840%	19,020.35	9,248.58	0.00	N/A	07/01/26	--	4,878,401.92	4,869,153.34	03/01/24
40	307101040	RT	Elyria	OH	Actual/360	5.030%	18,774.86	9,504.61	0.00	N/A	12/01/26	--	4,633,542.50	4,624,037.89	03/01/24
41	300801559	RT	Bakersfield	CA	Actual/360	4.807%	17,731.43	9,048.09	0.00	N/A	12/01/26	--	4,579,036.66	4,569,988.57	03/01/24
42	300801558	SS	San Carlos	CA	Actual/360	4.024%	16,207.78	0.00	0.00	N/A	12/01/26	--	5,000,000.00	5,000,000.00	03/01/24
43	307101043	MU	Columbia	SC	Actual/360	5.090%	18,876.26	8,240.51	0.00	N/A	12/01/26	--	4,603,653.20	4,595,412.69	03/01/24
44	300801533	MF	Hawthorne	CA	Actual/360	4.269%	13,091.67	8,602.91	0.00	N/A	11/06/26	--	3,806,827.97	3,798,225.06	03/06/24
47	300801520	MF	North Hills	CA	Actual/360	4.269%	12,496.59	8,211.88	0.00	N/A	11/06/26	--	3,633,789.61	3,625,577.73	03/06/24
49	307101049	MF	Columbus	OH	Actual/360	4.840%	12,128.76	5,897.58	0.00	N/A	07/01/26	--	3,110,825.04	3,104,927.46	03/01/24
50	307101050	IN	Charlotte	NC	Actual/360	4.530%	11,912.81	5,273.46	0.00	N/A	12/01/26	--	3,264,529.32	3,259,255.86	03/01/24
51	307101051	RT	Alma	MI	Actual/360	4.750%	10,573.32	8,525.61	0.00	N/A	11/01/26	--	2,763,264.44	2,754,738.83	03/01/24
52	307101052	RT	Various	MI	Actual/360	5.140%	8,360.20	17,777.76	0.00	N/A	11/01/26	--	2,019,100.24	2,001,322.48	03/01/24
53	307101053	RT	Sanford	FL	Actual/360	4.780%	10,475.63	5,751.54	0.00	N/A	12/01/26	--	2,720,550.81	2,714,799.27	03/01/24
54	300801556	RT	Manassas	VA	Actual/360	3.902%	9,429.83	0.00	0.00	N/A	12/01/26	--	3,000,000.00	3,000,000.00	03/01/24
55	300801526	MF	Glendale	CA	Actual/360	4.269%	5,921.00	3,890.87	0.00	N/A	11/06/26	--	1,721,724.04	1,717,833.17	03/06/24
56	300801544	SS	Tucson	AZ	Actual/360	4.848%	6,926.55	3,097.29	0.00	N/A	11/01/26	--	1,773,611.78	1,770,514.49	03/01/24
1A	306931009	LO	Honolulu	HI	Actual/360	4.199%	106,562.31	0.00	0.00	N/A	11/01/26	--	31,500,000.00	31,500,000.00	03/01/24
3A	453011460	RT	Memphis	TN	Actual/360	4.146%	15,702.48	0.00	0.00	N/A	11/01/26	--	4,701,574.71	4,701,574.71	03/01/24
Totals							2,867,089.63	1,010,054.87	0.00				829,926,271.34	828,916,216.47
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	191,812,790.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	21,969,935.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	11,427,655.00	7,835,765.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	7,961,305.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	38,554,216.00	27,765,727.53	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	25,576,194.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	5,338,963.92	2,757,437.34	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	593.25	0.00
8	4,237,458.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,238,198.55	2,713,393.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,665,836.66	2,632,370.50	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	9,999,058.71	7,495,219.17	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,801,613.87	2,237,980.49	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,706,472.64	2,041,482.76	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,971,476.10	1,478,605.59	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	4,080,186.87	3,542,221.88	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,198,857.21	1,728,522.36	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,636,428.42	1,227,320.82	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	1,930,941.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,939,402.44	1,454,687.59	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,186,397.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,661,355.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	455,737.45	230,541.62	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,222,675.69	735,490.50	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	905,589.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	692,400.88	693,194.20	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	729,413.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	1,205,837.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	765,787.27	592,963.88	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31	890,054.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,156,969.44	923,766.56	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	818,736.00	781,750.00	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,211,177.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	390,385.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	674,338.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	844,899.84	621,580.59	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	749,102.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	537,681.20	410,042.13	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
42	807,326.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	495,305.88	603,186.00	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	617,294.00	476,270.75	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
47	400,099.36	214,623.27	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
49	493,250.72	520,645.95	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
50	374,249.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	329,760.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	559,557.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	268,799.70	224,042.58	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
54	593,287.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	250,482.00	187,046.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	364,334,940.75	72,125,878.06				0.00	0.00	0.00	0.00	593.25	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/15/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.288148%	4.269382%	32
02/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.288508%	4.269738%	33
01/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.288815%	4.270041%	34
12/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.289119%	4.270341%	35
11/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.289447%	4.270666%	36
10/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.289747%	4.270962%	37
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.290071%	4.271282%	38
08/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.290367%	4.271575%	39
07/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.290662%	4.271865%	40
06/16/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.290979%	4.272180%	41
05/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.291270%	4.272466%	42
04/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.291584%	4.272776%	43
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		828,916,216	828,916,216		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-24	828,916,216	828,916,216	0	0	0	0
Feb-24	829,926,271	829,926,271	0	0	0	0
Jan-24	830,806,620	830,806,620	0	0	0	0
Dec-23	831,683,513	831,683,513	0	0	0	0
Nov-23	832,620,172	832,620,172	0	0	0	0
Oct-23	833,489,941	833,489,941	0	0	0	0
Sep-23	834,419,733	834,419,733	0	0	0	0
Aug-23	835,282,436	835,282,436	0	0	0	0
Jul-23	836,141,752	836,141,752	0	0	0	0
Jun-23	837,061,466	837,061,466	0	0	0	0
May-23	837,913,796	837,913,796	0	0	0	0
Apr-23	838,826,775	838,826,775	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	453011434	47,015,747.08	4.14600%	46,702,921.13 4.14600%		10	12/31/20	05/01/20	03/11/21
3A	453011460	4,701,574.71	4.14600%	4,670,292.12 4.14600%		10	12/31/20	05/01/20	03/11/21
15	1648012	22,991,510.66	6.01000%	22,991,510.66 6.01000%		10	06/01/20	06/01/20	06/11/20
Totals		74,708,832.45		74,364,723.91
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	0.00	0.00	1,570.25	0.00	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	0.00	0.00	157.02	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	1,727.27	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		1,727.27

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27